IntraNav Acquisition - Schedule of Business Acquisitions (Details) - IntraNav	Dec. 09, 2021 USD ($) $ / €	Dec. 09, 2021 EUR (€) $ / €
Business Acquisition [Line Items]
Cash Considerations (EUR)		€ 1,000,000
Less: IntraNav's indebtedness in excess of EUR 150,000		0
Total Purchase Price	$ 1,132,490	1,000,000
Business combination, debt excess limit		€ 150,000
Purchase price, monetary conversion (in usd per eur) | $ / €	1.13249	1.13249